STOCKHOLDERS' DEFICIENCY (Details 1) - Consultant [Member] - Non-employee Stock Option [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options for Common stock	35,428
Weighted Average exercise price per share | $ / shares	$ 7.81
Options exercisable	35,428
December 2007 [Member]
Options for Common stock	1,500
Weighted Average exercise price per share | $ / shares	$ 84.56
Options exercisable	1,500
Expiration date	December 2017
April 2009 [Member]
Options for Common stock	1,071
Weighted Average exercise price per share | $ / shares	$ 72.45
Options exercisable	1,071
Expiration date	April 2019
December 2010 [Member]
Options for Common stock	786
Weighted Average exercise price per share | $ / shares	$ 1.99
Options exercisable	786
Expiration date	December 2020
March 2013 [Member]
Options for Common stock	30,000
Weighted Average exercise price per share | $ / shares	$ 1.96
Options exercisable	30,000
Expiration date	March 2023
October 2013 [Member]
Options for Common stock	1,000
Weighted Average exercise price per share | $ / shares	$ 1.96
Options exercisable	1,000
Expiration date	October 2023
February 2015 [Member]
Options for Common stock	714
Weighted Average exercise price per share | $ / shares	$ 1.96
Options exercisable	714
Expiration date	February 2025
April 2007 [Member]
Options for Common stock	357
Weighted Average exercise price per share | $ / shares	$ 24.21
Options exercisable	357
Expiration date	April 2017